FRANKLIN TEMPLETON INVESTMENTS
                              ONE FRANKLIN PARKWAY
                            SAN MATEO, CA 94403-1906



March 3, 2006


Filed Via EDGAR (CIK #0000876441)
Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN TEMPLETON INTERNATIONAL TRUST
           File Nos. (033-41340 and 811-06336)

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2006.

Sincerely yours,

FRANKLIN TEMPLETON INTERNATIONAL TRUST


/S/ DAVID P. GOSS
David P. Goss
Senior Associate General Counsel